Fair Value Measurement - Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement
Fair Value Wealth Management	$ 0
Equity securities, balance	223,385	$ 223,385
FairValueMeasurementsRecurring
Fair Value Measurement
Fair value change loss for equity securities with readily determinable fair values	196,600
FairValueMeasurementsRecurring | Wealth Management Products
Fair Value Measurement
Carrying value of impaired investments		109,500
Fair value changes, loss recognized		59,300
Equity securities, balance		50,200
Fair value loss	47,000
Non-recurring
Fair Value Measurement
Impairment charge of goodwill recognized	$ 0	0	$ 0
Significant Unobservable Inputs (Level 3)
Fair Value Measurement
Valuation technique	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Measurement input	wb:MeasurementInputDiscountCurveOfMarketInterestRatesMember
Significant Unobservable Inputs (Level 3) | Non-recurring | Certain investments under cost method and equity method were measured using significant unobservable inputs
Fair Value Measurement
Carrying value of impaired investments	$ 17,800	14,500
Impairment	$ 63,500	$ 106,800	$ 126,800